Note 2 - Principles Of Consolidation, Accounting Policies And Measurement Bases Applies And Recent IFRS Pronouncements	6 Months Ended
Jun. 30, 2020
Principles Of Consolidations Accounting Policies And Measurement Basis And Recent IFRS Pronouncements
Significant Account Policies

2. Principles of consolidation, accounting policies, measurement bases applied and recent IFRS pronouncements and interpretations

The accounting policies and methods applied for the preparation of the accompanying consolidated Financial Statements do not differ significantly to those applied in the consolidated Financial Statements of the Group for the year ended December 31, 2019 (Note 2), except for the entry into force of new standards and interpretations in 2020.

2.1 Standards and interpretations that became effective in the first six months of 2020

In addition to the mentioned in Note 1.3, the following amendments to the IFRS standards or their interpretations (hereinafter “IFRIC”) became effective on or after January 1, 2020:

IAS 1 and IAS 8 – “Definition of Material”

The amendments clarify the definition of Material in the preparation of the financial statements by aligning the definition of the Conceptual Framework, IAS 1 and IAS 8 (which, before such amendment, contained similar but not identical definitions). The new definition of material is as follows: “information is material if its omission, misrepresentation or obscuration can reasonably be expected to influence the decisions made by the primary users of a specific entity’s general purpose financial statements, based on those financial statements.”

The implementation of this standard has had no significant impact on the Group´s consolidated financial statements.

IFRS 3 – “Definition of a business”

The amendment clarifies the difference between “acquiring a business” or “acquiring a group of assets” for accounting purposes. To determine whether a transaction is the acquisition of a business, an entity has to evaluate and conclude that the following two conditions are met:

•The fair value of the assets acquired is not in a single asset or group of similar assets.

•The set of acquired activities and assets includes, as a minimum, an input and a substantive process that together contribute to the ability to create products.

The implementation of this standard has had no significant impact on the Group´s consolidated financial statements.

IFRS 9, IAS 39 and IFRS 7 – Modifications – IBOR Reform

The IBOR Reform (Phase 1) refers to the amendments to IFRS 9, IAS 39 and IFRS 7 issued by the IASB to prevent some hedge accounting from having to be discontinued in the period before the reform of the interest rate references takes place. As the Group applies IAS 39 for hedge accounting, the amendments of IFRS 9 which are stated in this section are not applicable.

In some cases and / or jurisdictions, there may be uncertainty about the future of some interest rate references or their impact on the contracts held by the entity, which directly causes uncertainty about the timing or amounts of the cash flows of the hedged instrument or hedging instrument. Due to such uncertainties, some entities may be forced to discontinue their hedge accounting, or not be able to designate new hedging relationships.

For this reason, the amendments include several transitory reliefs that apply to all hedging relationships that are affected by the uncertainty arising from the IBOR reform; A hedging relationship is affected by the reform if it generates uncertainty about the timing or amount of the cash flows of the hedged financial instrument or that of a hedging instrument referenced to the particular interest rate benchmark. The reliefs refer specifically to the requirements for highly probable future cash flow hedging transactions, to the future and retrospective effectiveness (relief of the compliance of the effectiveness ratio of 80-125%) and to the need to identify each risk component separately.

Since the purpose of the modification is to provide some temporary relief to the application of certain specific requirements of hedge accounting, these exceptions must end once the uncertainty is resolved or the hedging relationship ceases to exist.

The IBORs transition is considered a complex initiative, which affects BBVA Group in different geographical areas and business lines, as well as in multiple products, systems and processes. Thus, the Group has established a transition project, endowed with a robust governance structure, through an Executive Steering Committee, with representation from senior management in the affected areas, reporting directly to the Group's Global Leadership Team. At the local level, each geography has defined a local government structure with the participation of senior management. Coordination between geographies is done through the Project Management Office (PMO) and the Global Working Groups that have a multi-geographic and transversal vision in the areas of Legal, Risk, Regulatory, Finance and Accounting, Engineering and Communication. The project also involves both Corporate Assurance from different geographies and business lines and the Group's Global Corporate Assurance.

BBVA Group has a significant number of financial assets and liabilities whose contracts are referenced to IBORs, especially the EURIBOR, which is used, among others, for loans, deposits and debt issues, as well as underlying in derivative financial instruments. Furthermore, although the exposure to EONIA is lower in the banking book, this IBOR is used as the underlying reference in derivative financial instruments of the trading book, as well as for the treatment of collaterals, mainly in Spain. In the case of LIBOR, the USD is the most relevant currency for, both, debt instruments of the banking book and the trading book. Other LIBOR currencies (CHF, GBP and JPY) have a lower specific weight.

Likewise, the Group maintains cash flow and fair value hedges which are exposed to different IBORs, especially with the EURIBOR, LIBOR USD and to a much lesser extend LIBOR GBP and other indices. The Group considers the amendments to IAS 39 and IFRS 7 applicable in the case of uncertainties about the future cash flows.

As of June 30, 2020, the Group estimates that there exist generally no uncertainties regarding the EURIBOR, as it has been replaced by a hybrid EURIBOR which counts with a methodology that complies with the requirements of the different international institutions. In the case of the rest of the indices which are used for hedge accounting, despite the uncertainty, based on the reliefs which are foreseen in the standard, the hedging relations for the six-month period ended June 2020, have not been affected.

The assumptions made by the Group based on these reliefs are that in the case of cash flow hedges, those hedged cash flows will not be modified because of the reform and, therefore, continue to comply with the requirement of the future transaction to be highly probable. Likewise, at the time of performing the effectiveness test, it is assumed that the reference indices will not be modified by the reform.

The aforementioned project takes into account the different approaches and transition deadlines to the new RFRs (risk-free rate) when evaluating the economic, operational, legal, financial, reputational or compliance risks associated with the transition, as well as when defining the action lines to mitigate them. A relevant aspect of this transition is its impact on contracts of financial instruments referenced to IBORs maturing after 2021. In this regard, in the case of EONIA, BBVA aims to carry out a novation of contracts maturing after 2021. The Group already has new contractual clauses that incorporate the €STR as a substitute index as well as contractual clauses to incorporate this index as the principal for new contracts. Regarding derivatives, in which EONIA is mainly used, the actions are carried out through the ISDA plan. In the case of LIBOR, there is an additional difficulty related to uncertainty regarding its future. To anticipate, the Group is working on identifying the stock of contracts maturing after 2022 to determine its action plan (including - if possible - the novation of such contracts) and with a view to carrying out actions in cooperation with banking associations. Meanwhile, in the case of EURIBOR, the European authorities have supported the continuity of the index and have supported modifications in its methodology so that it complies with the requirements of the European Reference Index Regulation. BBVA actively participates in various working groups, including the EURO RFR WG that works specifically, among other topics, in the definition of fallbacks in contracts.

The nominal amounts of the interest rate derivatives included in the hedging accounting relations represent the approach of the risk exposure that the Group is managing and are directly affected by the reform and, as a consequence, affected by the temporary reliefs. The nominal amount of the hedging instruments directly affected by the IBOR reform as of June 30, 2020 are the following:

Millions of Euros
	LIBOR USD	LIBOR GBP	Other - TIIE (*)	TOTAL
Cash flow hedges	10,318	-	601	10,920
Fair value hedges	12,667	299	2,621	15,588

(*) Equilibrium Interbank Interest Rate used in Mexico.

2.2 Standards and interpretations issued but not yet effective as of June 30, 2020

The following new International Financial Reporting Standards together with their Interpretations had been published at the date of preparation of the accompanying consolidated Financial Statements, but are not mandatory as of June 30, 2020. Although in some cases the International Accounting Standards Board (“IASB”) allows early adoption before their effective date, the BBVA Group has not proceeded with this option for any such new standards.

IFRS 16 –Leases – COVID-19 modifications

On May 28, 2020, the IASB approved an amendment to IFRS 16 to include a practical expedient to the accounting treatment for rent concessions (moratoriums and temporary rent reductions) that occur due to COVID-19 (see Note 1.5).

The amendment permits lessees to account for rent concessions as if they were not lease modifications to the initial ones. It is applicable to rent concessions related to COVID-19, which reduces lease payments before June 30, 2021.

This amendment is effective from June 1, 2020 and is expected to be endorsed by the European Union in the second half of 2020. The amendment is not expected to have a significant impact on the consolidated Financial Statements of the Group.

IFRS 17 – Insurance contracts

This Standard will be applied to the accounting years starting on or after January 1, 2023.